Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Foreign:
Total income tax expense from continuing operations	$ 116	$ (299)
FG Group Holdings Inc [Member]
Federal:
Current			$ 115
Deferred
Total
State:
Current			160	22
Deferred
Total
Foreign:
Current			757	1,173
Deferred			(1,692)	(722)
Total			(935)	451
Total income tax expense from continuing operations			(660)	473
Strong Global Entertainment Inc [Member]
Federal:
Current			115
Deferred
Total
State:
Current			37	2
Deferred
Total				2
Foreign:
Current			580	639
Deferred			(255)	(106)
Total			325	533
Total income tax expense from continuing operations	$ 133	$ 55	$ 477	$ 535